Accounting Policies Applied - Summary of Pre-tax Discount Rates (Detail)	Dec. 31, 2017	Dec. 31, 2016
Argentina [Member] | Argentine peso [Member] | Minimum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	25.50%	29.80%
Argentina [Member] | Argentine peso [Member] | Maximum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	39.60%	40.60%
Brazil [Member] | Brazilian Reals [Member] | Minimum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	9.70%	11.00%
Brazil [Member] | Brazilian Reals [Member] | Maximum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	21.10%	21.80%
Peru [Member] | Peruvian sol [Member] | Minimum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.70%	7.20%
Peru [Member] | Peruvian sol [Member] | Maximum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.10%	11.50%
Colombia [Member] | Colombian peso [Member] | Minimum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	8.70%	10.00%
Colombia [Member] | Colombian peso [Member] | Maximum
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.00%	10.70%